Acquisitions - Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values (Details) - USD ($)								12 Months Ended
	Dec. 05, 2025	Dec. 01, 2025	Oct. 08, 2025	Aug. 07, 2025	Jun. 02, 2025	May 31, 2025	Mar. 25, 2025	Dec. 31, 2025	Dec. 31, 2024
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents								$ 3,361
Prepaid expenses and other current assets								169,425
Accounts payable and accrued liabilities								(4,873,019)
Other liabilities/Other current liabilities								(1,499,936)
Net liabilities acquired								(9,345,052)
Gain on bargain purchase								(61,298,445)	$ 0
Goodwill								$ 168,396,367
GroupBy [Member]
Business Combination, Consideration Transferred [Abstract]
Ordinary shares of Rezolve							$ 5,759,859
Fair value of total consideration transferred							5,759,859
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents							1,733,326
Accounts receivable							9,781,814
Prepaid expenses and other current assets							1,235,761
Other non-current assets							180,927
Accounts payable and accrued liabilities							(16,828,415)
Deferred tax liabilities							(3,992,235)
Deferred revenue							(18,850,509)
Debt							(12,300,000)
Other liabilities/Other current liabilities							(97,343)
Net liabilities acquired							(3,822,570)
Goodwill							9,582,429
Total estimated preliminary purchase price allocation							5,759,859
GroupBy [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets							19,661,728
GroupBy [Member] | Customer Contracts and Related Relationships [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets							$ 15,652,376
Mpower Plus Global Limited [Member]
Business Combination, Consideration Transferred [Abstract]
Ordinary shares of Rezolve						$ 1,529,183
Fair value of total consideration transferred						1,529,183
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents						63,221
Accounts receivable						428,334
Prepaid expenses and other current assets						287,069
Other assets						1,753
Accounts payable and accrued liabilities						(189,613)
Accrued expenses and other payables						(537,437)
Deferred tax liabilities						(377,541)
Other liabilities/Other current liabilities						(793,506)
Net liabilities acquired						480,160
Goodwill						1,049,023
Total estimated preliminary purchase price allocation						1,529,183
Mpower Plus Global Limited [Member] | Customer Contracts and Related Relationships [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets						1,105,910
Mpower Plus Global Limited [Member] | Recruitment Database [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets						$ 491,970
Prediqt Business Solutions Private Limited [Member]
Business Combination, Consideration Transferred [Abstract]
Cash consideration					$ 100,000
Fair value of total consideration transferred					100,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents					19,112
Accounts receivable					88,367
Fixed assets					18,332
Other assets					107,709
Accounts payable and accrued liabilities					(163,590)
Debt					(241,679)
Other liabilities/Other current liabilities					(51,937)
Net liabilities acquired					102,101
Gain on bargain purchase					(2,101)
Total estimated preliminary purchase price allocation					100,000
Prediqt Business Solutions Private Limited [Member] | Customer Contracts and Related Relationships [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets					$ 325,787
ViSenze PTE Ltd [Member]
Business Combination, Consideration Transferred [Abstract]
Ordinary shares of Rezolve				$ 1,000,000
Cash consideration				2,805,930
Fair value of total consideration transferred				3,805,930
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents				87,507
Accounts receivable				226,726
Prepaid expenses and other current assets				200,097
Other non-current assets				111,998
Accounts payable and accrued liabilities				(595,544)
Deferred revenue				(638,464)
Debt				(4,150,000)
Other liabilities/Other current liabilities				(101,942)
Net liabilities acquired				89,378
Goodwill				3,716,552
Total estimated preliminary purchase price allocation				3,805,930
ViSenze PTE Ltd [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets				3,689,000
ViSenze PTE Ltd [Member] | Customer Contracts and Related Relationships [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets				$ 1,260,000
Subsquid Labs GmbH [Member]
Business Combination, Consideration Transferred [Abstract]
Ordinary shares of Rezolve			$ 679,487
Cash consideration			3,560,000
SQD tokens			10,000,000
Fair value of total consideration transferred			14,239,487
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents			2,025,579
Short-term investments			3,000,000
Prepaid expenses and other current assets			8,254,371
Property and equipment			170,352
Other non-current assets			657,862
Accrued expenses and other payables			(342,546)
Deferred tax liabilities			(8,321,401)
Net liabilities acquired			75,535,831
Gain on bargain purchase			(61,296,344)
Subsquid Labs GmbH [Member] | SQD Tokens [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Other digital assets - SQD tokens			69,947,197
Subsquid Labs GmbH [Member] | Other [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets			$ 144,417
Crownpeak Intermediate Holdings, Inc. [Member]
Business Combination, Consideration Transferred [Abstract]
Ordinary shares of Rezolve		$ 31,046,506
Fair value of total consideration transferred		81,046,506
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		3,929,662
Accounts receivable		8,084,664
Prepaid expenses and other current assets		3,385,091
Property and equipment		155,961
Intangible assets		83,500,000
Right of use assets		1,194,371
Other non-current assets		3,846,120
Accounts payable and accrued liabilities		(5,687,807)
Accrued expenses and other payables		(5,289,270)
Deferred tax liabilities		(21,845,741)
Deferred revenue		(22,574,337)
Lease liabilities		(1,226,647)
Other non-current liabilities		(105,125)
Debt		(151,921,625)
Other liabilities/Other current liabilities		(4,213,436)
Net liabilities acquired		(65,768,119)
Goodwill		146,814,625
Crownpeak Intermediate Holdings, Inc. [Member] | First Loan Notes [Member]
Business Combination, Consideration Transferred [Abstract]
Loan Notes		20,000,000
Crownpeak Intermediate Holdings, Inc. [Member] | Second Loan Notes [Member]
Business Combination, Consideration Transferred [Abstract]
Loan Notes		30,000,000
Crownpeak Intermediate Holdings, Inc. [Member] | Trade Names [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets		5,500,000
Crownpeak Intermediate Holdings, Inc. [Member] | Developed Technology [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets		$ 37,500,000
Techouts Companies [Member]
Business Combination, Consideration Transferred [Abstract]
Ordinary shares of Rezolve	$ 8,660,000
Cash consideration	2,426,258
Fair value of total consideration transferred	11,086,258
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	354,422
Accounts receivable	2,004,132
Short term loans and advances receivable	707,303
Prepaid expenses and other current assets	451,052
Property and equipment	125,804
Other non-current assets	56,792
Accounts payable and accrued liabilities	(888,257)
Deferred tax liabilities	(959,168)
Other non-current liabilities	(318,156)
Other liabilities/Other current liabilities	(737,402)
Net liabilities acquired	4,674,691
Goodwill	6,411,567
Techouts Companies [Member] | Customer Contracts and Related Relationships [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets	$ 3,878,169